------------------
                               Korea Capital Fund
                               ------------------



Dear Fellow Shareholders:

We are pleased to present you with this semi-annual report of Korea Capital Fund for the period ended February 28, 1997.

Despite the increase in the foreign investment ceiling to 20% in October 1996, poor economic indicators dampened investor sentiment and there was concern that the sluggish economy would take some time to recover. The stock market remained bearish because of several negative factors including the depreciation of the Japanese yen against the US dollar, introduction of new labor laws, and the default of Hanbo Steel in January 1997. Also the supply and demand situation worsened with a decline in customers' deposits at securities companies and an increase in maturing margin loan accounts.

The Korean government's plans to support the economy and expansion of the money supply created a minor liquidity driven rally in early 1997, but this lacked the strength to recover all of the market's losses. The Korea Composite Stock Price Index showed a decline of 13.4% (17.9% on a US dollar basis) in the six month period ended February 28, 1997.

In the remainder of 1997, the Korean stock market is expected to regain some of its strength as the economic cycle appears to have reached the bottom. A liquidity driven rally is possible if market sentiment improves. Korea Capital Fund will increase its holdings of small and medium capitalization stocks and companies with improving earnings in the first half of 1997. Korea Capital Fund will begin to move into large blue chip stocks and financial issues in order to take the most advantage of the expected rally in the market. With our forecast for the economy to recover, the Fund's earnings should rebound accordingly.

We thank you for selecting Korea Capital Fund and look forward to serving you in the future.

Sincerely,


/s/ Indong Oh

Indong Oh
Chairman of the Board
Korea Capital Fund

                               ------------------
                               Korea Capital Fund
                               ------------------

PORTFOLIO OF INVESTMENTS at February 28, 1997 (Unaudited)

------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 77.68%                                                            Market Value
------------------------------------------------------------------------------------------------------------------
                     Apparel: 2.32%
         947         Nasan Company Limited...................................................          $    15,010
       4,010         Shin Won Corp...........................................................               71,446
       3,000         Yurim Co., Ltd..........................................................               25,649
                                                                                                       -----------
                                                                                                           112,105
                                                                                                       -----------
                     Banks: 13.88%
      30,000         Commercial Bank of Korea................................................              264,939
       5,000         Daegu Bank..............................................................               99,381
       6,300         Korea Housing & Commercial Bank.........................................               88,193
       8,992         Korea Long Term Credit Bank.............................................              130,040
       8,564         Korea Technology Banking Corp...........................................               86,770
                                                                                                       -----------
                                                                                                           669,323
                                                                                                       -----------
                     Brokerage: 3.65%
      13,000         Hyundai Securities Co...................................................              175,970
                                                                                                       -----------

                     Building Materials: 0.84%
       3,506         Byucksan Corporation....................................................               40,522
                                                                                                       -----------

                     Business Services: 3.50%
       2,000         Hyundai Motor Service Co................................................               47,666
         500         S1 Corporation..........................................................              121,189
                                                                                                       -----------
                                                                                                           168,855
                                                                                                       -----------
                     Chemicals: 1.88%
       5,000         Sunkyong Industries.....................................................               90,820
                                                                                                       -----------

                     Commercial Builders: 4.87%
       5,750         Pum Yang Construction Co................................................              235,061
                                                                                                       -----------

                     Confections and Beverages: 5.16%
       3,020         Cho Sun Brewery Co., Ltd................................................               84,903
       5,060         Doo San Beverage........................................................              163,915
                                                                                                       -----------
                                                                                                           248,818
                                                                                                       -----------
                     Electric: 2.97%
       5,000         Korea Electric Power Corp...............................................              143,461
                                                                                                       -----------

See accompanying notes to financial statements.
2

                              ------------------
                               Korea Capital Fund
                               ------------------

PORTFOLIO OF INVESTMENTS at February 28, 1997 (Unaudited)

------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------
                     Electronics: 5.84%
       5,000         LG Electronics, Inc. (formerly Goldstar Co.)............................          $    64,210
      10,000         Samsung Electro-Mechanics...............................................              215,191
          34         Samsung Electronics.....................................................                2,281
                                                                                                       -----------
                                                                                                           281,682
                                                                                                       -----------
                     Engineering & Construction: 5.63%
      10,000         Hanshin Contruction Co..................................................               48,591
      10,200         Hyundai Engineering & Construction Co...................................              223,035
                                                                                                       -----------
                                                                                                           271,626
                                                                                                       -----------
                     Household Furniture/Appliances: 3.68%
       9,900         Lady Furniture Co., Ltd.................................................              177,532
                                                                                                       -----------

                     Life Insurance: 3.69%
         500         Samsung Fire & Marine Insurance Co......................................              178,169
                                                                                                       -----------

                     Manufacturing: 3.50%
      14,630         Daewoo Precision Industries.............................................              168,922
                                                                                                       -----------

                     Miscellaneous: 3.66%
       7,000         Shinkwang Enterprise....................................................              176,549
                                                                                                       -----------

                     Printing and Publishing: 10.16%
      15,745         Kemongsa Publishing.....................................................              490,010
                                                                                                       -----------

                     Rail Transportation: 2.45%
      10,000         Korea Line Co...........................................................              118,008
                                                                                                       -----------

                     Total Common Stocks.....................................................            3,747,433
                                                                                                       -----------

                     PREFERRED STOCKS: 2.70%
------------------------------------------------------------------------------------------------------------------
                     Non-Convertibles: 2.70%
       8,302         Hyundai Engineering & Construction Co...................................               71,076
       6,010         Shin Poong Pharm Co.....................................................               59,102
                                                                                                       -----------
                                                                                                           130,178
                                                                                                       -----------

See accompanying notes to financial statements.

                              ------------------
                               Korea Capital Fund
                               ------------------

PORTFOLIO OF INVESTMENTS at February 28, 1997 (Unaudited)

------------------------------------------------------------------------------------------------------------------
    Principle         REPURCHASE AGREEMENT: 20.61%                                                    Market Value
------------------------------------------------------------------------------------------------------------------
    $994,000         State Street Bank & Trust Co., 4.00%, dated 2/28/97, to
                     be repurchased at $994,331 on 3/3/97, collateralized by
                     U.S. Treasury Notes due 10/31/97, value $1,018,803
                     (cost $994,000).........................................................          $   994,000
                                                                                                       -----------

                     Total investments (cost $6,142,888): 100.99%............................            4,871,611
                     liabilities in excess of other assets: (0.99%)..........................              (47,994)
                                                                                                       -----------
                     Net assets: 100.00%.....................................................          $ 4,823,617
                                                                                                       ===========

*Non-income producing security.


See accompanying notes to financial statements.
4

                               ------------------
                               Korea Capital Fund
                               ------------------

STATEMENT OF ASSETS AND LIABILITIES - February 28, 1997 (Unaudited)

------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities (Cost of $6,142,888).........................................          $ 4,871,611
      Cash...................................................................................                  753
      Income receivable......................................................................               68,015
      Other assets...........................................................................              177,602
                                                                                                       -----------
                  Total Assets...............................................................            5,117,981
                                                                                                       -----------

LIABILITIES
      Accrued expenses.......................................................................              294,364
                                                                                                       -----------
            Total Liabilities................................................................              294,364
                                                                                                       -----------

NET ASSETS...................................................................................          $ 4,823,617
                                                                                                       ===========

COMPOSITION OF NET ASSETS
      Paid in capital........................................................................          $ 9,969,203
Accumulated net realized loss................................................................           (3,320,422)
      Accumulated net investment loss........................................................             (552,208)
            Net unrealized depreciation on investments and foreign currency..................           (1,272,956)
                                                                                                       -----------
                  Net Assets.................................................................          $ 4,823,617
                                                                                                       ===========

CAPITAL SHARES OUTSTANDING...................................................................              754,869
                                                                                                       -----------

NET ASSET VALUE PER SHARE....................................................................                $6.39
                                                                                                             =====

MAXIMUM OFFERING PRICE PER SHARE.............................................................                $6.69
                                                                                                             =====

See accompanying notes to financial statements.

                               ------------------
                               Korea Capital Fund
                               ------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED February 28, 1997 (Unaudited)

------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividend income (Net of withholding taxes).............................................          $    69,583
      Interest income........................................................................               25,911
                                                                                                       -----------
            TOTAL INCOME.....................................................................               95,494
                                                                                                       -----------

EXPENSES:
      Investment management fees.............................................................               23,140
      Advisory and administration fees.......................................................                9,917
      Sub-Administration fees................................................................               12,254
      12b-1 fees.............................................................................                8,264
      Custodian and accounting fees..........................................................               14,114
      Amortization of deferred organizational costs..........................................               34,595
      Audit fees.............................................................................                5,000
      Transfer agent fees....................................................................                3,076
      Other operating expenses...............................................................                    9
                                                                                                       -----------
            Gross expenses...................................................................              110,369
            Expense reimbursement............................................................              (31,028)
                                                                                                       -----------
            Total expenses...................................................................               79,341
                                                                                                       -----------

NET INVESTMENT EXPENSE.......................................................................               16,153

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
      Net realized loss on investments and foreign currency transactions.....................           (1,200,044)
      Net change in unrealized loss on depreciation on investments and foreign
        currency transactions................................................................             (201,004)
                                                                                                       -----------

NET LOSS ON INVESTMENTS......................................................................           (1,401,048)
                                                                                                       -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS...................................................          $(1,384,895)
                                                                                                       ===========

See accompanying notes to financial statements.
6

                               ------------------
                               Korea Capital Fund
                               ------------------

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                                                                  For the Year      For the Period
                                                                                      Ended              Ended
                                                                                August 31, 1996   February 28, 1997
--------------------------------------------------------------------------------------------------------------------
Operations:
      Net investment expense..................................................      $ (108,134)          $ 16,153
      Realized loss on securities and foreign currency transactions...........        (825,081)        (1,200,044)
      Net change in unrealized depreciation...................................        (662,075)          (201,004)
                                                                                    -----------        -----------
      Net decrease in net assets from operations..............................      (1,595,290)        (1,384,895)

Distributions:
      Capital gains...........................................................               -                  -
      Return of Capital.......................................................               -                  -
                                                                                    -----------        -----------
            Total distributions...............................................               -                  -

Capital Share Activity
      Issued and Reinvested...................................................               -                  -
      Redeemed................................................................      (2,171,929)        (1,881,166)
                                                                                    -----------        -----------
      Net increase in net assets from capital share activity..................      (2,171,929)        (1,881,166)
                                                                                    -----------        -----------
            Total decrease in net assets......................................      (3,767,219)        (3,266,061)

Net assets beginning of year..................................................      11,856,897          8,089,678
                                                                                    -----------        -----------

Net assets end of year........................................................     $ 8,089,678        $ 4,823,617
                                                                                   ===========        ===========

See accompanying notes to financial statements.

                               ------------------
                               Korea Capital Fund
                               ------------------
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
                                         For the year       For the year    For the year      For the year    For the period
                                             ended              ended           ended             ended            ended
                                        August 31, 1993*  August 31, 1994  August 31, 1995  August 31, 1996   Feb. 28, 1997+
----------------------------------------------------------------------------------------------------------------------------
Beginning net asset value............        $10.00            $10.89          $11.18            $ 9.26           $ 7.69

Net investment expense...............         (0.06)(1)         (0.17)(1)       (0.07)(1)         (0.15)(1)        (0.34)

Net realized and unrealized gain (loss) on
  securities and foreign currency....          0.98(2)           1.00(2)        (1.20)(2)         (1.42)(2)        (0.96)

Distributions from capital gains.....          -                (0.54)(3)       (0.27)(3)          -                -
Return of capital....................          -                 -              (0.38)             -                -
                                             ------            ------          ------            ------           ------

Ending net asset value...............        $10.89            $11.18          $ 9.26            $ 7.69           $ 6.39
                                             ======            ======          ======            ======           ======

Total return(5)......................          9.71%             7.52%         (12.24)%          (16.68)%         (16.91)%

Net assets at end of year............      $10,046,655       $13,981,937    $11,856,897        $8,089,678       $4,823,617

Ratio of expenses to average net assets        2.40%(4)          2.40%(4)        2.40%(4)          2.40%(4)         2.40%(4)
Ratio of net investment income (expense)
  to average net assets..............         (1.60%)(4)        (1.44)%(4)      (0.40)%(4)        (1.06)%(4)        0.49%(4)
Portfolio turnover rate..............        139.00%            63.00%          60.59%            43.23%          108.41%
Average commission rate paid.........          -                 -               -              $ .1408           $.1088

* Since October 1, 1992 (commencement of operation).

+ Unaudited.

(1) Per share data is based on average number of shares outstanding at the end of each period.

(2) This amount may not agree with the change in aggregate gains and losses of the securities in the portfolio for the period because of the timing of sales and redemptions of the Fund's shares in relation to fluctuating market values for each portfolio.

(3) This data per share is calculated based on number of shares outstanding on dividend ex-date.

(4) Net of expense reimbursement. The ratios of total operating expenses to average net assets before expense reimbursement for the periods ended August 31, 1993, 1994, 1995, 1996and February 28, 1997 were 5.59%, 3.01%, 2.63%, 3.55%, and
3.36% respectively. The ratio of net investment income (expense) to average net assets before expense reimbursements for the periods ended August 31, 1993, 1994, 1995, 1996 and February 28, 1997 were (4.79%), (2.04), (0.65%), (2.20%)
and (0.45%), respectively.

(5) The Fund's sales charge is not included in the computation of total returns. See accompanying notes to financial statements.
8

                               ------------------
                               Korea Capital Fund
                               ------------------

NOTES TO FINANCIAL STATEMENTS  - February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

Note 1. Significant Accounting Policies.

      Korea Capital Fund (the "Fund") is a series of Korea Capital Trust (the "Trust"), an open-end registered investment company under the Investment Company Act of 1940. The Fund was incorporated in Massachusetts on August 24, 1992. The Fund seeks long term capital appreciation by investing primarily in securities of Korean issuers which are listed on the Korean Stock Exchange.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      1) Securities Valuation: Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (for over-the-counter securities). Debt securities generally are valued at the mean of representative quoted bid or asked prices.

      In the event there are securities for which market quotations are not readily available, they are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities as of February 28, 1997. Assets or liabilities initially quoted in Korean Won will be valued in U.S. dollars based on the prevailing exchange rate on that day quoted by an independent investment data service.

      2) Securities Transactions: It is the Fund's policy to recognize security transactions on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

      3) Foreign Currency Transactions: The books and records of the Fund are maintained in United States dollars. Investment securities and other assets and liabilities are translated at the exchange rate on the valuation date, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective date of such transactions.

      4) Federal Income Taxes: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at a rate of 16.50%. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

      5) Deferred Organization Costs: These costs have been deferred and are being amortized ratably on a straight line basis over a period of sixty months from the date the Fund commenced investment operations. In the event that any of the initial shares are redeemed by the holder during the period of amortization of the Fund's organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to those shares outstanding at the time of redemption.

      6) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

                               ------------------
                               Korea Capital Fund
                               ------------------

NOTES TO FINANCIAL STATEMENTS, continued
--------------------------------------------------------------------------------

amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Capital Stock Transactions.

      The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01. Transactions of capital stock during the annual period ended February 28, 1997 were as follows:

                                           Shares          Amount
                                        ------------    ------------

     Beginning balance                     1,052,078    $ 11,364,056
     Shares sold/reinvested                        0               0
     Shares redeemed                        (297,208)     (1,881,166)
                                        ------------    ------------
     Ending balance                          754,870    $  9,969,203
                                        ============    ============

Note 3.Transactions with Affiliates

      Advisory and Administration Agreement: The Trust, on behalf of the Fund, has approved an Investment Advisory and Administration Agreement with Daehan Securities, Inc. ("Daehan"). The Investment Advisory fee is computed daily and paid monthly by the Fund at the annualized rate of .30% of the Fund's average daily net assets. For the period ended February 28, 1997, the Fund incurred $9,917 in advisory and administration fees.

      Investment Management Agreement: The Trust, on behalf of the Fund, has approved a Management Agreement with Korea Investment Management Europe Ltd. (the "Manager"). Management fees are computed daily and paid quarterly by the Fund at the annualized rate of .70% of the Fund's average daily net assets. For the period ending February 28, 1997, the Fund incurred $23,140 in management fees.

      Distribution Agreements: The Trust has approved an agreement with Daehan whereby Daehan shall be the principal underwriter for the sale of shares of the Fund. For its services as distributor, Daehan receives a fee calculated as 0.25% of the Average Daily Net Assets which amounted to $8,264 for period ended February 28, 1997.

      Expense Limitations: Daehan and the Manager have undertaken to limit the Fund's expenses to the annual level of 2.4% of the Fund's average net assets, exclusive of brokerage commissions, interest, taxes and extraordinary expenses. Of this limitation, Daehan and the Manager have agreed to reimburse 30% and 70%, respectively. For the period ended February 28, 1997, this amount was $31,028.

      As of February 28, 1997, the Fund had the following receivables and payables with Daehan and the Manager:

                                                              Daehan    Manager
                                                             --------   --------

   Receivable for expense reimbursement                      $ 46,583   $108,693
   Payable for advisory and administration/management fees   $ 17,288   $222,264
10

                               ------------------
                               Korea Capital Fund
                               ------------------

NOTES TO FINANCIAL STATEMENTS, continued
--------------------------------------------------------------------------------

      Related Party Transactions. As of February 28, 1997, the Fund shares owned by the Fund's sub-custodian, Bank of Seoul, totaled approximately 630,344 shares of 754,869 outstanding.

      In addition, the Fund has an investment in Korea Long Term Credit Bank, which owns approximately 8% of the outstanding shares of the Fund at February 28, 1997.

Note 4. Investment Transactions.

      Purchases and sales of securities, other than short-term investments, for the period ended February 28, 1997 were $5,486,791 and $6,446,272, respectively.

      The gross unrealized appreciation and depreciation for book purposes of portfolio securities at February 28, 1997 was:

      Unrealized appreciation                               $ 14,304
      Unrealized depreciation                             (1,293,500)
                                                          ----------
            Net unrealized depreciation                  $(1,279,196)
                                                         ===========

Note 5. Repurchase Agreements.

      The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 6. Off Balance Sheet Risks.

      As of February 28, 1997, the Fund held approximately 80% of total net assets in Korean equities. Accordingly, this investment style involves consideration of certain factors not typically associated with investing in securities of U.S. issuers. The securities market of Korea is substantially smaller and less developed than that of the United States. As a result, there may be greater price fluctuations. Disclosure and regulatory standards in Korea are less stringent than U.S. standards. Furthermore, there is a lower level of monitoring the regulation of the markets and investor activities by the Korean governing agencies. As these balances represent significant portions of the Fund's net assets, certain market and currency exchange fluctuations as well as the Korean economic and political situations, may have a significant impact on the Fund's net asset value. It is the Fund's policy to continuously monitor its exposure to these risks.

              Investment Adviser and Administrator
                     Daehan Securities, Inc.
                     3360 West Olympic Blvd.
                      Los Angeles, CA 90019

                       Investment Manager
             Korea Investment Management Europe Ltd.                            ------------------
                    3rd Floor, Fengate House                                    Korea Capital Fund
                         14 Philpot Lane                                        ------------------
                     London, EC3M 8AJ, U.K.

              Principal Underwriter and Distributor
                     Daehan Securities, Inc.
                     3360 West Olympic Blvd.
                      Los Angeles, CA 90019

                         Transfer Agent
                       The Provident Bank
                         P.O. Box 14967
                    Cincinnati, OH 45250-0967

                            Custodian
                State Street Bank & Trust Company
                       225 Franklin Street
                        Boston, MA 02110

                          Sub-Custodian
                          Bank of Seoul
                  101-1 Namdaemun-no, No 2 Ga.
                     Chung-Gu, Seoul, Korea

                            Auditors
                        Ernst & Young LLP
                     515 South Flower Street
                      Los Angeles, CA 90071

                          Legal Counsel
                Paul, Hastings, Janofsky & Walker
               555 South Flower Street, 23rd Floor                              Semi-Annual Report
                      Los Angeles, CA 90071                                       to Shareholders

                        Sub-Administrator                                        February 28, 1997
          Investment Company Administration Corporation
               2025 East Financial Way, Suite 101
                       Glendora, CA 91741

12